Interest in associates and joint ventures - Selected balance sheet information of BoCom (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Cash and balances at central banks	$ 304,481		$ 154,099		$ 162,843
Loans and advances to banks and other financial institutions	81,616		69,203
Loans and advances to customers	1,037,987		1,036,743		981,696
Other financial assets	12,399		12,006
Total assets	2,984,164		2,715,152		2,558,124
Deposits by banks and other financial institutions	82,080		59,022
Customer accounts	1,642,780		1,439,115		1,362,643
Other liabilities	22,721		18,844
Total liabilities	2,779,169		2,522,484
Total equity	$ 204,995		$ 192,668		$ 194,249	$ 196,224
Bank of Communications Co., Limited
Disclosure of associates [line items]
Cash and balances at central banks		$ 121,987		$ 112,239
Loans and advances to banks and other financial institutions		107,334		108,026
Loans and advances to customers		870,728		730,510
Other financial assets		508,328		435,740
Other assets		44,622		40,101
Total assets		1,652,999		1,426,616
Deposits by banks and other financial institutions		273,708		290,492
Customer accounts		1,012,732		868,627
Other financial liabilities		207,110		131,772
Other liabilities		31,105		23,074
Total liabilities		1,524,655		1,313,965
Total equity		$ 128,344		$ 112,651